Note 6 - Stockholders' Equity (Details Textual)			1 Months Ended		3 Months Ended	6 Months Ended		12 Months Ended
	May 21, 2024 USD ($) $ / shares shares	Jan. 16, 2024 shares	Jun. 30, 2024 USD ($) $ / shares shares	Jan. 31, 2024 shares	Mar. 31, 2024 shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares
Common Stock, Shares Authorized (in shares)		150,000,000	150,000,000			150,000,000		600,000,000	600,000,000
Proceeds from Warrant Exercises | $						$ 1,389,363	$ 0	$ 4,062,442	$ 7,626,134
Stock Issued During Period, Shares, Issued for Services (in shares)				6,703				24,021	9,567
Stock Issued During Period, Shares, Reverse Stock Splits (in shares)				55,422
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number								134,609	137,276
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price | $ / shares								$ 28.41	$ 28.35
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term								8 years 2 months 12 days	9 years 2 months 12 days
Common Stock, Capital Shares Reserved for Future Issuance								2,438,423
Stock Incentive Plan 2020 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period						961
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number			133,648			133,648
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price | $ / shares			$ 28.39			$ 28.39
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term						7 years 8 months 12 days
Common Stock, Capital Shares Reserved for Future Issuance			333,648			333,648		334,609
May 2024 Pre-funded Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)	582,844
Stock Issued During Period, Shares, Warrant Exercise (in shares)			582,844
May 2024 Common Warrants [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares	$ 1.68
May 2024 Common Warrants [Member] | Maximum [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)	1,605,688
December 2023 Pre-funded Warrants [Member]
Stock Issued During Period, Shares, Warrant Exercise (in shares)			238,000		269,032
Warrants Issued in June 2020 [Member]
Stock Issued During Period, Shares, Warrant Cashless Exercise (in shares)			2,549
Class of Warrant or Right, Warrants Exercised (in shares)			4,000
Warrants Issued in December 2023 [Member]
Stock Issued During Period, Shares, Warrant Exercise (in shares)			826,998
Proceeds from Warrant Exercises | $			$ 1,400,000
Registered Direct Offering [Member]
Stock Issued During Period, Shares, New Issues (in shares)	220,000
May 2024 Offering [Member]
Proceeds from Issuance or Sale of Equity | $	$ 1,200,000
Reverse Stock Split [Member]
Stockholders' Equity Note, Stock Split, Conversion Ratio		15						15